GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:- GENERAL

a.
Innoviz Technologies Ltd. and its subsidiaries (the “Company” or “Innoviz”) is a Tier-1 direct supplier of high-performance, automotive grade LiDAR sensors and perception solutions that feature technological breakthroughs across core components and bring enhanced vision and superior performance to enable safe autonomous driving at a mass scale. The Company provides a complete and comprehensive solution for OEMs and Tier-1 partners that are developing and marketing autonomous driving vehicles to the passenger car and other relevant markets, such as robotaxis, shuttles, delivery vehicles, buses and trucks, as well as other industries that require 3-dimensional high-resolution sensors. In addition, Innoviz’ solutions can enable safe autonomy for other industries, including logistics, drones, robotics, construction and other industrial applications, smart city, smart infrastructures and mapping.

b.	The Company was incorporated on January 18, 2016, under the laws of the state of Israel.

c.
On December 10, 2020, the Company entered into definitive agreements in connection with a merger (the “Transactions”) with Collective Growth Corporation (“Collective Growth”), a special purpose acquisition company, that resulted in Collective Growth becoming a wholly owned subsidiary of the Company upon the consummation of the Transactions on April 5, 2021 (the “Closing Date”).

The Company's ordinary shares and warrants were listed on the Nasdaq Stock Market LLC under the trading symbols “INVZ” and “INVZW”, respectively, on April 5, 2021.

d.
As of June 30, 2023, the Company’s principal source of liquidity includes its cash and cash equivalents in the amount of $34,331, bank deposits in the amount of $62,710 and marketable securities in the amount of $32,477, which is sufficient to finance its business plan for at least the next 12 months. As the Company achieves further commercial success, it may need to obtain additional funding to support its continuing operations. If the Company is unable to raise capital when and if needed, it may need to reduce or eliminate some of its research and development programs.